FORECLOSED ASSETS HELD FOR SALE - Allowance for Losses on Real Estate Owned (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Real Estate [Abstract]
Balance at beginning of year		$ 10,295	$ 2,327
Provision for loss	996	4,265	11,383
Charge-offs	(1,037)	(14,715)	(3,982)
Recoveries	41	155	567
Balance at end of year			$ 10,295